Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (collectively with its wholly-owned subsidiaries, referred to as “we,” us,” “our,” “Revelation,” or the “Company”) is a clinical-stage life science company that is focused on rebalancing inflammation to optimize health using its proprietary formulation Gemini. We have multiple ongoing programs to evaluate Gemini, including GEM-AKI as a prevention for acute kidney injury (“AKI”), GEM-CKD as a treatment for chronic kidney disease (“CKD”), and GEM-PSI as a prevention for post surgical infection (“PSI”) (together the “Product Candidates”). The Company was incorporated in the state of Delaware on November 20, 2019 (originally as Petra Acquisition, Inc.) and is based in San Diego, California.

The Company’s common stock and public warrants are listed on the Nasdaq Capital Market under the symbols “REVB” and “REVBW”, respectively.

Reverse Stock Split

On January 28, 2025, the Company effected the approved 1-for-16 reverse stock split of our shares of common stock. Unless specifically provided otherwise herein, the share and per share information that follows in this Quarterly Report, reflects the effect of the reverse stock split.

Liquidity and Capital Resources

Going Concern

The Company has incurred recurring losses since its inception, including a net loss of $2.1 million for the three months ended March 31, 2025. As of March 31, 2025, the Company had an accumulated deficit of $42.6 million, a stockholders’ equity of $2.9 million and available cash and cash equivalents of $3.7 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for Product Candidates or other product candidates, which the Company expects will not be for at least several years, if ever. The Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one-year after the date that the Company’s unaudited financial statements for March 31, 2025 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The unaudited condensed consolidated financial statements for March 31, 2025, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

Basis of Presentation

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The condensed consolidated financial statements include the accounts of Revelation Biosciences, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions among the consolidated entity have been eliminated in consolidation.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements as of December 31, 2024 and for the year ended December 31, 2024 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position. The financial data and the other financial information contained in these notes to the condensed consolidated financial statements related to the three months ended March 31, 2025 are unaudited. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any other future annual or interim period. The condensed consolidated financial statements and notes thereto should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2024 included on Form 10-K, as filed with the SEC on March 6, 2025. The accompanying condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited balance sheet at December 31, 2024 contained in the above referenced Form 10-K.

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (collectively with its wholly-owned subsidiaries, referred to as “we,” us,” “our,” “Revelation,” or the “Company”) is a clinical-stage life science company that is focused on rebalancing inflammation to optimize health using its proprietary formulation Gemini. We have multiple ongoing programs to evaluate Gemini, including GEM-AKI as a prevention for acute kidney injury (“AKI”), GEM-CKD as a treatment for chronic kidney disease (“CKD”), and GEM-PSI as a prevention for post surgical infection (“PSI”). The Company was incorporated in the state of Delaware on November 20, 2019 (originally as Petra Acquisition, Inc.) and is based in San Diego, California.

The Company’s common stock and public warrants are listed on the Nasdaq Capital Market under the symbols “REVB” and “REVBW”, respectively.

Reverse Stock Splits

On January 17, 2025, the Company filed a Certificate of Amendment of the Third Amended and Restated Certificate of Incorporation effecting a reverse stock split on January 28, 2025 with a ratio of 1-for-16 (the “2025 Reverse Split”). As a result of the 2025 Reverse Split, every 16 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the 2025 Reverse Split. Any holder of common stock otherwise entitled to a fractional share as a result of the 2025 Reverse Stock Split because they hold a number of shares not evenly divisible by the 2025 Reverse Stock Split ratio will be rounded down to the nearest whole share. In addition, effective as of the same time as the 2025 Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the 2025 Reverse Split ratio, such that fewer shares are subject to such plans. All share numbers included herein have been retroactively adjusted to reflect the 1-for-16 Reverse Split (see Note 8).

On January 22, 2024, the Company filed a Certificate of Amendment of the Third Amended and Restated Certificate of Incorporation effecting a reverse stock split on January 25, 2024 with a ratio of 1-for-30 (the “2024 Reverse Split”). As a result of the 2024 Reverse Split, every 30 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the 2024 Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the 2024 Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the 2024 Reverse Split ratio, such that fewer shares are subject to such plans. All share numbers included herein have been retroactively adjusted to reflect the 1-for-30 Reverse Split (see Note 8).

Nasdaq Compliance

As previously reported on October 16, 2024, the Company received a letter from Nasdaq Stock Market (“Nasdaq”) notifying the Company of its noncompliance with Nasdaq Listing Rule 5550(a)(2) by failing to maintain a minimum bid price for its common stock of at least $1.00 per share for 30 consecutive business days. The Company had until February 14, 2025, to regain compliance by having a minimum closing bid price of at least $1.00 per share for at least 10 consecutive business days. On February 19, 2025 the Company received a formal notice from Nasdaq stating that the Company’s common stock will continue to be listed and traded on Nasdaq, due to the Company having regained compliance with the minimum bid price requirement, and all applicable listing standards.

Liquidity and Capital Resources

Going Concern

The Company has incurred recurring losses since its inception, including a net loss of $15.0 million for the year ended December 31, 2024. As of December 31, 2024, the Company had an accumulated deficit of $40.5 million, a stockholders’ equity of $4.7 million and available cash and cash equivalents of $6.5 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for our Product Candidates or other product candidates, which the Company expects will not be for at least several years, if ever. The Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one-year after the date that the Company’s audited financial statements for December 31, 2024 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The audited consolidated financial statements for December 31, 2024, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

Basis of Presentation

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Revelation Biosciences, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions among the consolidated entity have been eliminated in consolidation.